RISK MANAGEMENT (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Var Internal Model Trading Portfolio Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 3,010	R$ 1,498
Var Internal Model Trading Portfolio I G P M General Index Of Market Pricing I P C A Consumer Price Index [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,671	3,629
Var Internal Model Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	311	38
Var Internal Model Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,507	1,854
Var Internal Model Trading Portfolio Sovereigneurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,003	1,964
Var Internal Model Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,283	3,524
Var Internal Model Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,340	1,439
Var Internal Model Trading Portfolio Correlation Diversification Effect [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(13,657)	(8,252)
Var Internal Model Trading Portfolio Var At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,468	5,694
Var Internal Model Trading Portfolio Average Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	14,916	9,391
Var Internal Model Trading Portfolio Minimum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,982	4,661
Var Internal Model Trading Portfolio Maximum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 45,150	R$ 16,355